Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total RPM International Inc. Equity	Non- Controlling Interests
Beginning Balance at May. 31, 2014	$ 1,578,594	$ 1,333	$ 790,102	$ (85,400)	$ (156,882)	$ 833,691	$ 1,382,844	$ 195,750
Beginning Balance (in shares) at May. 31, 2014		133,273,000
Net income	228,328					239,484	239,484	(11,156)
Other comprehensive income	(232,239)				(227,653)		(227,653)	(4,586)
Dividends paid	(136,179)					(136,179)	(136,179)
Other noncontrolling interest activity	(668)							(668)
Increase in equity ownership of SPHC	(145,143)		41,724		(9,600)		32,124	(177,267)
Shares repurchased	$ (27,588)	$ (6)	6	(27,588)			(27,588)
Shares repurchased (in shares)	(595,106)	(595,000)
Stock option exercises	$ 8,561	$ 1	8,560				8,561
Stock option exercises (in shares)		59,000
Stock compensation expense, shares granted less shares returned for taxes	19,799	$ 4	31,735	(11,940)			19,799
Stock compensation expense, shares granted less shares returned for taxes (in shares)		466,000
Ending Balance at May. 31, 2015	1,293,465	$ 1,332	872,127	(124,928)	(394,135)	936,996	1,291,392	2,073
Ending Balance (in shares) at May. 31, 2015		133,203,000
Net income	357,458					354,725	354,725	2,733
Other comprehensive income	(107,939)				(107,912)		(107,912)	(27)
Dividends paid	(144,350)					(144,350)	(144,350)
Other noncontrolling interest activity	(2,366)							(2,366)
Shares repurchased	$ (35,098)	$ (8)	8	(35,098)			(35,098)
Shares repurchased (in shares)	(800,000)	(800,000)
Stock option exercises	$ 18,540		18,540				18,540
Stock compensation expense, shares granted less shares returned for taxes	(4,962)	$ 5	31,281	(36,248)			(4,962)
Stock compensation expense, shares granted less shares returned for taxes (in shares)		541,000
Ending Balance at May. 31, 2016	1,374,748	$ 1,329	921,956	(196,274)	(502,047)	1,147,371	1,372,335	2,413
Ending Balance (in shares) at May. 31, 2016		132,944,000
Net income	184,671					181,823	181,823	2,848
Other comprehensive income	28,017				28,061		28,061	(44)
Dividends paid	(156,752)					(156,752)	(156,752)
Other noncontrolling interest activity	$ (2,578)							(2,578)
Shares repurchased (in shares)	0
Stock compensation expense, shares granted less shares returned for taxes	$ 10,594	$ 7	32,535	(21,948)			10,594
Stock compensation expense, shares granted less shares returned for taxes (in shares)		619,000
Ending Balance at May. 31, 2017	$ 1,438,700	$ 1,336	$ 954,491	$ (218,222)	$ (473,986)	$ 1,172,442	$ 1,436,061	$ 2,639
Ending Balance (in shares) at May. 31, 2017		133,563,000